Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
119764		Total Qualified Assets Post-Close	XXX	XXX	Confirmed with system calculations.
119762		Total Qualified Assets Post-Close	XXX	XXX	Per asset documents.
120235		Qualifying FICO	XXX	XXX	XXX is the lower middle score.
120230		Qualifying FICO	XXX	XXX	Lowest mid score is XXX.
120227		Lock Date	XX/XX/XXXX	XX/XX/XXXX	Verified lock date using signed lock commitment
120250		Lock Date	XX/XX/XXXX	XX/XX/XXXX	Verified lock date using signed lock commitment
120219		Lock Date	XX/XX/XXXX	XX/XX/XXXX	Verified lock date using signed lock commitment
120224		Lock Date	XX/XX/XXXX	XX/XX/XXXX	Verified lock date using signed lock commitment
120241		Lock Date	XX/XX/XXXX	XX/XX/XXXX	Per compliance.
120110		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
119898		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120109		Qualifying Total Debt Income Ratio	XXX	XXX
DTI increased due to the following reason:  HOA increased on the Auditor review $XXX per month. Changed monthly housing expenses to reflect $XXX/Lender qualified the borrower with housing expenses of $XXX. Total monthly obligations $XXX/total income $XXX=XXX% DTI

120153		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy is due to wage income calculation
120083		Escrow Flag	XXX	XXX	Escrow Waiver is Present in file.
120091		Subject Property Type	XXX	XXX	Subject Property Type is PUD, Update as per Appraisal document
120091		Escrow Flag	XXX	XXX	Escrow Waiver is Present in file.
119850		Subject Property Type	XXX	XXX	Update as per Appraisal document
119851		Subject Property Type	XXX	XXX	Verified, Property is a XXX located in a PUD
120088		Subject Property Type	XXX	XXX	Update as per Appraisal document
120086		Escrow Flag	XXX	XXX	Loan is escrowed for insurance only.
120087		Property Attachment Type	XXX	XXX	Confirmed - As per Appraisal shows Detached.
120084		Escrow Flag	XXX	XXX	Escrow Waiver is Present in file.
119852		Escrow Flag	XXX	XXX	Escrow Waiver is Present in file.
119852		Subject Property Type	XXX	XXX	Subject Property Type was confirmed with 1008 and Appraisal
120089		Refinance Purpose	XXX	XXX	Confirmed with the AUS, 1003 & Final CD. XXX Limited Cash out Refi Allows XXX% of the new loan amount or $XXX Cash back whichever is Greater.
120116		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
119909		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120133		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120136		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120142		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120149		Loan Purpose	XXX	XXX	Purchase transaction per loan documents.
120354		Qualifying Total Debt Income Ratio	XXX	XXX	DTI still within the guidelines XXX% tolerance met. DTI increased due to an income decrease in the amount of $XXX. Income decrease with XXX INCOME -pg XXX/XXX
119928		Qualifying Total Debt Income Ratio	XXX	XXX
1) K1 percentage of ownership is XXX%. XXX is present in the file. Lender used $XXX with Review validating $XXX. Lender provided updated 1003, 1008, and AUS lowering the income for XXX to $XXX. Due to Audit difference in come for XXX is resulting in Audit DTI of XXX.

119931		Qualifying Total Debt Income Ratio	XXX	XXX	Audit DTI of XXX is slightly higher than lender's revised DTI of XXX due income for XXX of $XXX vs lender's $XXX.